SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Asset and Liabilities Measured at Fair Value (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	$ 1,137,000	$ 888,000	$ 1,143,000
Total assets at fair value	1,137,000	888,000	1,619,000
Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap			476,000
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	1,137,000	888,000	1,143,000
Total assets at fair value	1,137,000	888,000	1,143,000
Level 1 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap			0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	0	0	0
Total assets at fair value	0	0	476,000
Level 2 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap			476,000
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, equity securities	0	0	0
Total assets at fair value	$ 0	$ 0	0
Level 3 | Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap			$ 0